CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,583	$ 520	¥ 5,116
Restricted cash	1,503	218	25
Short-term investments	1,788	259	2,589
Accounts receivable, net	1,113	161	521
Loan receivables - current, net	134	19	218
Amounts due from related parties, net	178	26	149
Inventories	70	10	88
Other current assets, net	809	117	847
Total current assets	9,178	1,330	9,553
Property and equipment, net	6,784	984	7,056
Intangible assets, net	5,278	765	5,385
Operating lease right-of-use assets	28,970	4,200	29,942
Finance lease right-of-use assets	2,047	297	2,235
Land use rights, net	199	29	206
Long-term investments	1,945	282	1,965
Goodwill	5,195	753	5,132
Amounts due from a related party	6	1	1
Loan receivables, net	124	18	98
Other assets, net	688	101	834
Deferred income tax assets	1,093	158	862
Total assets	61,507	8,918	63,269
Current liabilities:
Short-term debt and current portion of long-term debt	3,288	477	6,232
Accounts payable	1,171	170	968
Amounts due to related parties	71	10	197
Salary and welfare payables	657	95	591
Deferred revenue	1,308	190	1,366
Operating lease liabilities, current	3,773	547	3,628
Finance lease liabilities, current	41	6	41
Accrued expenses and other current liabilities	2,337	339	1,838
Income tax payable	500	72	418
Total current liabilities	13,146	1,906	15,279
Long-term debt	6,635	962	3,565
Operating lease liabilities, non-current	27,637	4,007	28,012
Finance lease liabilities, non-current	2,513	364	2,684
Deferred revenue	828	120	785
Other long-term liabilities	977	142	903
Retirement benefit obligations	110	16	144
Deferred income tax liabilities	858	124	853
Total liabilities	52,704	7,641	52,225
Commitments and contingencies (Note 22)
Equity:
Ordinary shares (US$0.00001 par value per share; 80,000,000,000 shares authorized; 3,255,971,250 and 3,265,433,590 shares issued as of December 31, 2021 and 2022, and 3,120,746,090 and 3,112,413,730 shares outstanding as of December 31, 2021 and 2022, respectively)	0	0	0
Treasury shares (30,974,040 and 153,019,860 shares as of December 31, 2021 and 2022, respectively)	(441)	(64)	(107)
Additional paid-in capital	10,138	1,470	9,964
Retained earnings	(1,200)	(174)	1,037
Accumulated other comprehensive income	232	34	41
Total H World Group Limited shareholders' equity	8,729	1,266	10,935
Noncontrolling interest	74	11	109
Total equity	8,803	1,277	11,044
Total liabilities and equity	¥ 61,507	$ 8,918	¥ 63,269